Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 055	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	31-0958666
Plan number	055
Total	$ 5,196,270,219
Investment, Identifier [Axis]: Common collective trust | Great Gray Trust Company, LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	365,361
Investment, Identifier [Axis]: Common collective trusts | BlackRock Institutional Trust Company 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	143,190,150
Investment, Identifier [Axis]: Common collective trusts | BlackRock Institutional Trust Company 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	104,021,424
Investment, Identifier [Axis]: Common collective trusts | Fidelity Institutional Asset Management Trust Co. 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	347,349,621
Investment, Identifier [Axis]: Common collective trusts | Fidelity Institutional Asset Management Trust Co. 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	308,359,109
Investment, Identifier [Axis]: Common collective trusts | Fidelity Management Trust Company 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,006,620,012
Investment, Identifier [Axis]: Common collective trusts | Fidelity Management Trust Company 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	327,707,294
Investment, Identifier [Axis]: Common collective trusts | JPMorgan Chase Bank
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	89,535,010
Investment, Identifier [Axis]: Common collective trusts | Loomis Sayles Trust Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	82,287,152
Investment, Identifier [Axis]: Common collective trusts | SEI Trust Company 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	56,087,064
Investment, Identifier [Axis]: Common collective trusts | SEI Trust Company 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,623,400
Investment, Identifier [Axis]: Common collective trusts | Vanguard Fiduciary Trust Company 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,076,134,818
Investment, Identifier [Axis]: Common collective trusts | Vanguard Fiduciary Trust Company 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	332,054,936
Investment, Identifier [Axis]: Common collective trusts | Vanguard Fiduciary Trust Company 3
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	104,636,065
Investment, Identifier [Axis]: Common collective trusts | Vanguard Fiduciary Trust Company 5
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	74,812,867
Investment, Identifier [Axis]: Common collective trusts | Wellington Trust Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	36,945,263
Investment, Identifier [Axis]: Common shares | Cardinal Health, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	403,391,773
Investment, Identifier [Axis]: Loans | Participant loans
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, current value	$ 81,848,181
Investment, Identifier [Axis]: Loans | Participant loans | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Investment, Identifier [Axis]: Loans | Participant loans | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	10.50%
Investment, Identifier [Axis]: Mutual funds | Dodge & Cox
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 516,420,397
Investment, Identifier [Axis]: Mutual funds | PIMCO
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 97,880,322